Property, Plant and Equipment (Details 2) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2009 CNY
Allocation of depreciation expense on property, plant and equipment
Cost of revenues	$ 119,954	754,977	432,989	319,049
Selling expenses	158	993	1,817	303
General and administrative expenses	5,795	36,473	24,223	15,282
Research and administrative expenses	5,458	34,355	12,130	8,747
Total depreciation expense	$ 131,365	826,798	471,159	343,381